BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	December 31,	December 31,
	2024	2025
Short-term borrowings related to project assets (1)	$455,166	$843,129
Other short-term borrowings	1,418,140	1,545,908
Total short-term borrowings	1,873,306	2,389,037
Long-term borrowings related to project assets	702,077	665,365
Other long-term borrowings	2,029,466	2,955,867
Total long-term borrowings	2,731,543	3,621,232
Total borrowings	$4,604,849	$6,010,269

Non-recourse short-term borrowings	$412,962	$601,542
Non-recourse long-term borrowings	584,472	1,566,943
Total non-recourse borrowings	$997,434	$2,168,485
(1)	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.

As of December 31, 2024 and 2025, total borrowings were $4,604,849 and $6,010,269, respectively, including $2,264,767 and $2,417,322 related to CSI Solar, and $2,340,082 and $3,592,947 related to Recurrent Energy, respectively. CS PowerTech had no borrowings as of December 31, 2025. In addition, as of December 31, 2024 and 2025, the Company had $146,542 and $153,152 of green bonds related to Recurrent Energy and $228,917 and $195,313 of convertible notes, respectively.

As of December 31, 2024 and 2025, $997,434 and $2,168,485 of borrowings under Recurrent Energy were non-recourse. These borrowings are typically long-term, asset- or portfolio-specific, and denominated in the domestic currency of the respective project subsidiary. These are secured by the assets and equity of each project, and lenders have no recourse to Canadian Solar Inc. in the event of a default.

As of December 31, 2025, borrowings of $3,925,248 were secured by property, plant and equipment with a carrying amount of $285,875, land use rights of $63,489, restricted cash of $437,210, equity interests of $573,135, project assets of $888,894, and solar power and battery energy storage systems of $1,180,984. These borrowings were classified as short-term borrowings of $793,233, long-term borrowings of $473,976 under Manufacturing, and short-term borrowings of $71,139, non-recourse borrowings - current of $600,077, long-term borrowings of $490,971 and non-recourse borrowings of $1,495,852 under Recurrent Energy.

The Company’s significant borrowings were as follows:

In 2025, Recurrent Energy B.V. completed a refinancing of its credit facilities with Banco Santander, S.A., Intesa Sanpaolo S.p.A New York Branch, Rabobank, New York Branch, and Morgan Stanley Senior Funding, Inc. The refinanced $415,000 credit facility consists of term loan facilities of €83,800,000 ($90,500) and $59,500, and a $265,000 revolver, maturing in April 2028 and extendable by one year subject to lender consent. The Company provided guarantee of up to $325,000 in connection with the facility. In 2025, the term loan was increased by $82,500 and €10,769,178 ($12,650), and revolver was increased by $45,000, with MUFG, Norddeutsche Landesbank and Nomura Corporate Funding Americas, LLC. As of December 31, 2025, $552,381 was outstanding.

In 2025, RE Papago PV LLC, RE Desert Bloom LLC and Sun Dog Class B LLC obtained $505,949 in project financing for a battery energy storage project and solar project in Arizona, with Norddeutsche Landesbank, MUFG, CoBank and Siemens Financial Services. The financing includes a $265,697 non - recourse construction and term loan, a $171,927 tax equity bridge loan and a $68,325 letter of credit facility. The facility is secured by assets and equity interests in the subsidiaries. The non - recourse construction and term loan will mature in April 2046. As of December 31, 2025, the outstanding balance under the non - recourse construction financing and tax equity bridge loan was $343,696.

In 2024, RE Papago LLC and Papago BESS Class B LLC, obtained $513,312 in project financing for a battery energy storage project in Arizona, with MUFG and Norddeutsche Landesbank as lead arrangers. The facility includes a $248,664 non - recourse construction and term loan, a $163,560 tax equity bridge loan and a $101,088 letter of credit facility. The facility is secured by assets and equity interests in the subsidiaries. The non - recourse term loan will mature in April 2030. As of December 31, 2025, $244,800 of the non - recourse term loan was outstanding.

In 2024, Blue Moon Energy LLC and Blue Moon Class B LLC obtained $164,432 in project financing for a solar project in Kentucky, with U.S. Bank NA as lead arranger. The financing includes a $65,746 non - recourse construction and term loan, a $86,985 tax equity bridge loan and a $11,701 letter of credit facility. The facility is secured by assets and equity interests in the subsidiaries. The non - recourse construction and term loan will mature on the fifth anniversary of the term conversion date. As of December 31, 2025, $109,083 of the non - recourse construction loan was outstanding.

In 2023, North Fork Solar Project, LLC secured $109,087 in project financing for a solar project in Oklahoma, with Norddeutsche Landesbank and Rabobank as lead arrangers. The financing includes a $98,736 construction and term loan and a $10,351 letter of credit facility. The facility is secured by assets and equity interests in the subsidiary. The financing will mature in December 2043. As of December 31, 2025, the outstanding balance under the non - recourse term loan was $90,094.

In 2024, Canadian Solar UK Projects Ltd secured a €95,000,000 ($111,587) credit facility with Investec Bank Plc. The facility comprises a €40,000,000 ($46,984) term loan and a €55,000,000 ($64,603) revolver, which will mature in February 2027 and is guaranteed by the Company. As of December 31, 2025, $104,976 was outstanding.

In 2024, Canadian Solar Netherlands Cooperative U.A. secured a $100,000 credit facility with Nomura Securities International, Inc. In 2025, the credit facility was novated to Canadian Solar Holdings B.V. and amended to increase the commitment to $150,000 and extend the maturity to March 2027. The credit facility is secured by assets and is guaranteed by the Company. As of December 31, 2025, $124,984 was outstanding.

In 2024, Re Thorn Solar Capital, S.L.U. secured a €674,000,000 ($791,684) non - recourse credit facility from Banco Santander CIB, ING, ABN Amro, BBVA, Banco Sabadell, Rabobank, HSBC, Intesa Sanpaolo, Natwest and Norddeutsche Landesbank for Recurrent Energy’s solar projects in Spain. The financing includes a €555,000,000 ($651,906) Capex Facility, a €8,000,000 ($9,397) VAT facility, a €23,000,000 ($27,016) Debt Service Reserve Facility, and a €88,000,000 ($103,365) letter of credit facility. As of December 31, 2025, $607,566 was outstanding.

In 2023, Aurora 01 GK issued JPY18,500,000,000 ($118,080) in private placement of green bonds. The bonds will mature in September 2026 and are guaranteed by the Company. As of December 31, 2025, the carrying value net of unamortized issuance costs was $118,080, and is included as a component of green bonds.

In 2024, Akane 01 GK secured a JPY11,700,000,000 ($74,678) credit facility with Société Générale, Tokyo Branch, as lead arranger. The facility will mature in September 2027 and is guaranteed by the Company. As of December 31, 2025, $74,678 was outstanding.

In 2022, Canadian Solar New Energy Holding Co Ltd secured a $50,000 credit facility from ING Bank, which was subsequently amended to $35,000. In 2024, Canadian Solar Spain, Sociedad Limitada secured a EUR50,000,000 ($58,730), revolver from ING Bank, which was subsequently amended to EUR35,000,000 ($41,111). The two facilities, guaranteed by us, were extended to mature in July 2026. As of December 31, 2025, $76,111 was outstanding.

Between 2022 and 2024, six of the project companies in Brazil obtained project financings in the aggregate of BRL1,300,200,000 ($237,349) from various financial institutions, including BNB, Bradesco, Itaú BBA and Vortx Serviços Fiduciários Ltda. These facilities are secured by assets and equity interests in subsidiaries, with maturities set between 2033 and 2047 for the remaining facilities. As of December 31, 2025, $145,719 non-recourse financing and $53,864 recourse financing were outstanding.

As of December 31, 2025, the financial covenants related to these borrowings were met.

As of December 31, 2025, the Company had approximately $8,772,006 in contractual credit facilities, with $5,158,415 drawn as borrowings, $811,467 utilized through bank guarantees, letters of credit and short - term notes payable. Of the total contractual credit facilities, approximately $2,356,518 is available for drawdown to support manufacturing operations and working capital requirements, and approximately $429,972 is available in connection with projects business. In addition, the Company had uncommitted credit facilities totaling approximately $1,988,439, with $568,620 drawn as borrowings and $639,323 utilized under similar banking arrangements as of December 31, 2025.

In connection with the sale of project assets in the years ended December 31, 2023, 2024 and 2025, borrowings of $161,709, nil and nil, respectively, were assumed by buyers.

As of December 31, 2025, future principal repayments on borrowings are as follows (including $100,274 of current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year):

Year Ending December 31,
2026	$2,389,037
2027	1,685,215
2028	997,513
2029	229,296
2030	347,378
Thereafter	361,830
Total	$6,010,269

Weighted average effective interest rates were as follows:

	December 31,	December 31,
	2024	2025
Short-term borrowings	3.1%	3.3%
Long-term borrowings	5.4%	5.2%

The Company capitalized interest on borrowings obtained to finance construction of project assets, solar power and battery energy storage systems, or property, plant and equipment, until the asset is ready for its intended use. Interest costs incurred were as follows:

	Years Ended December 31,
	2023	2024	2025
Interest expense	$114,099	$137,468	$178,166
Interest capitalized:
Project assets	27,676	38,456	64,201
Solar power and battery energy storage systems	33,097	70,487	42,812
Property, plant and equipment	963	—	—
Total interest costs	$175,835	$246,411	$285,179